Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	June 30, 2021	December 31, 2020
	(Unaudited)
Accrued payroll	$404,930	$355,314
Dividends due to former shareholders of Zhejiang Jingyuxin (1)	184,335	182,375
Other current liabilities	1,118,687	1,104,371
	$1,707,952	$1,642,060

(1)	The balance represented the unpaid dividends due to former shareholders of Lixin, who sold equity interests in Lixin to the Company.